Consolidated Income Statement (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Condensed Income Statements, Captions [Line Items]
Amortisation expense	$ 3,937	$ 0	$ 0
Product sales, net	11,263	0	0
Currently marketed products
Condensed Income Statements, Captions [Line Items]
Amortisation expense	$ 3,937	$ 0	$ 0